UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2008 - JUNE 30, 2009

ITEM 1.  PROXY VOTING RECORD.

Issuer Name:  ITC Deltacom, Inc.
Security:  New Common Stock
Ticker:
CUSIP:
Meeting Date:          May 12, 2009                         Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

	John Almeida, Jr.	Issuer	For	For
	Philip M. Tseng	Issuer	For	For
	Randall E. Curran	Issuer	For	For
	John J. DeLucca	Issuer	For	For
	Clyde A. Heintzelman	Issuer	For	For
	Michael E. Leitner	Issuer	For	For
	Thomas E. McInerney	Issuer	For	For
	R. Gerald McCarley	Issuer	For	For
	Sanjay Swani	Issuer	For	For

Issuer Name:  International Wire Group, Inc.
Ticker:     ITWG
CUSIP:    460933-104
Meeting Date:          June 18, 2009                         Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

	Rodney D. Kent	Issuer	For	For
	Mark K. Holdsworth	Issuer	For	For
	William Lane Pennington	Issuer	For	For
	Peter Blum	Issuer	For	For
	David M. Gilchrist, Jr.	Issuer	For	For
	David H. Robbins	Issuer	For	For
	Lowell W. Robinson	Issuer	For	For
	John T. Walsh	Issuer	For	For

2	To ratify Deloitte & Touche LLP as independent
registered public accounting firm for the year
	ending December 31, 2009	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:  /s/ Elizabeth Greenwood
Name:   Elizabeth Greenwood
Title:  Secretary and Chief Compliance Officer
Date:  August 30, 2009